Related party transactions and Directors' remuneration - Disclosure required by the Companies Act 2006 (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
39. Related party transactions and Directors' remuneration
Aggregate emoluments	[1]	£ 8.5	£ 9.0
Amounts paid under LTIPs	[2]	0.8	0.9
Total directors expense in accordance with companies act 2006		£ 9.3	£ 9.9

[1]

The aggregate emoluments include amounts paid for the 2019 year. In addition, deferred share awards for 2019 with a total value at grant of £2 m ( 2018 : £1m) will be made to James E Staley and Tushar Morzaria which will only vest subject to meeting certain conditions.

[2]

The figure above for ‘Amounts paid under LTIPs’ in 2019 relates to an LTIP award that was released to Tushar Morzaria in 2019 . Dividend shares released on the award are excluded. The LTIP figure in the single total f igure table for executive Directors' 2019 remuneration in the Directors' Remuneration report relates to the award that is scheduled to be released in 2020 in respect of the 2017 - 2019 LTIP cycle.